Acquisitions (Details) - Schedule of Assets Acquired - Assets Recognized [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Asset Acquisition [Line Items]
Inventory	$ 1,120,000
ENTADFI® Intangible	17,906,771
Total fair value of identifiable assets acquired	$ 19,026,771